Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Common stocks: 98.26%
Communication services: 0.54%
Interactive media & services: 0.54%
Bumble Incorporated Class A †	104,170	$ 6,000,192
Consumer discretionary: 14.71%
Auto components: 1.22%
Dana Incorporated	576,525	13,698,234
Diversified consumer services: 1.81%
Houghton Mifflin Harcourt Company †	695,030	7,673,131
Service Corporation International	234,429	12,563,050
		20,236,181
Hotels, restaurants & leisure: 2.39%
Jack In The Box Incorporated	114,783	12,791,418
Planet Fitness Incorporated Class A †	185,302	13,943,976
		26,735,394
Household durables: 1.32%
Mohawk Industries Incorporated †	76,789	14,758,078
Internet & direct marketing retail: 2.73%
Revolve Group Incorporated †	244,066	16,816,147
The RealReal Incorporated †	690,715	13,648,528
		30,464,675
Specialty retail: 4.27%
Burlington Stores Incorporated †	59,254	19,079,195
Tractor Supply Company	75,342	14,018,133
Ulta Beauty Incorporated †	42,142	14,571,439
		47,668,767
Textiles, apparel & luxury goods: 0.97%
Levi Strauss & Company Class A	389,679	10,801,902
Consumer staples: 2.86%
Food products: 1.20%
Nomad Foods Limited †	476,792	13,478,910
Household products: 1.01%
Church & Dwight Company Incorporated	132,296	11,274,265
Personal products: 0.65%
The Honest Company Incorporated †«	446,943	7,236,007
Financials: 11.29%
Banks: 1.84%
Pinnacle Financial Partners Incorporated	119,462	10,547,300
Sterling Bancorp	403,124	9,993,444
		20,540,744
See accompanying notes to portfolio of investments

Wells Fargo Common Stock Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Capital markets: 2.19%
Cboe Global Markets Incorporated	134,205	$ 15,977,105
Raymond James Financial Incorporated	65,188	8,467,921
		24,445,026
Consumer finance: 1.22%
Discover Financial Services	115,117	13,617,190
Insurance: 5.06%
Arch Capital Group Limited †	337,768	13,152,686
Axis Capital Holdings Limited	279,570	13,701,726
CNO Financial Group Incorporated	369,254	8,721,779
First American Financial Corporation	122,373	7,629,957
Reinsurance Group of America Incorporated	116,968	13,334,352
		56,540,500
Thrifts & mortgage finance: 0.98%
Essent Group Limited	244,907	11,008,570
Health care: 11.79%
Biotechnology: 0.93%
Acceleron Pharma Incorporated †	25,355	3,181,799
Neurocrine Biosciences Incorporated †	48,006	4,671,944
Sage Therapeutics Incorporated †	43,996	2,499,413
		10,353,156
Health care equipment & supplies: 4.28%
Haemonetics Corporation †	150,994	10,062,240
Integer Holdings Corporation †	158,869	14,965,460
LivaNova plc †	271,199	22,810,548
		47,838,248
Health care providers & services: 3.37%
HealthEquity Incorporated †	186,707	15,026,179
Humana Incorporated	32,313	14,305,611
Laboratory Corporation of America Holdings †	30,025	8,282,396
		37,614,186
Health care technology: 0.46%
Schrodinger Incorporated †	68,686	5,193,348
Life sciences tools & services: 2.75%
Bio-Rad Laboratories Incorporated Class A †	38,649	24,901,164
Codexis Incorporated †	255,773	5,795,816
		30,696,980
Industrials: 20.90%
Aerospace & defense: 1.66%
MTU Aero Engines AG	74,993	18,576,006
Building products: 4.27%
Armstrong World Industries Incorporated	225,433	24,179,944
Masonite International Corporation †	209,987	23,474,447
		47,654,391
See accompanying notes to portfolio of investments

2  |  Wells Fargo Common Stock Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Commercial services & supplies: 3.65%
IAA Incorporated †	286,109	$ 15,604,385
Republic Services Incorporated	127,861	14,065,989
Stericycle Incorporated †	154,753	11,072,577
		40,742,951
Construction & engineering: 0.90%
APi Group Corporation 144A†	481,153	10,051,286
Electrical equipment: 1.38%
Sensata Technologies Holding plc †	266,525	15,450,454
Industrial conglomerates: 2.00%
Carlisle Companies Incorporated	117,013	22,393,948
Machinery: 2.58%
Ingersoll Rand Incorporated †	317,613	15,502,691
Rexnord Corporation	265,258	13,273,510
		28,776,201
Professional services: 1.41%
Dun & Bradstreet Holdings Incorporated †	739,131	15,795,229
Trading companies & distributors: 3.05%
Air Lease Corporation	407,761	17,019,944
United Rentals Incorporated †	53,332	17,013,441
		34,033,385
Information technology: 20.64%
IT services: 5.15%
Black Knight Incorporated †	218,659	17,051,029
EVO Payments Incorporated Class A †	492,432	13,660,064
Genpact Limited	332,414	15,101,568
Paya Holdings Incorporated Class A †«	1,067,114	11,759,596
		57,572,257
Semiconductors & semiconductor equipment: 4.55%
Brooks Automation Incorporated	113,785	10,841,435
Marvell Technology Incorporated	371,779	21,685,869
ON Semiconductor Corporation †	477,727	18,287,390
		50,814,694
Software: 10.94%
8x8 Incorporated †	555,733	15,427,148
Cloudera Incorporated †	698,724	11,081,763
Fair Isaac Corporation †	31,122	15,644,407
Medallia Incorporated †	502,165	16,948,069
Mimecast Limited †	312,180	16,561,149
New Relic Incorporated †	83,635	5,601,036
Pagerduty Incorporated †«	325,808	13,872,905
SPS Commerce Incorporated †	93,483	9,334,278
Zendesk Incorporated †	123,062	17,762,769
		122,233,524
See accompanying notes to portfolio of investments

Wells Fargo Common Stock Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Materials: 6.27%
Chemicals: 3.58%
Ashland Global Holdings Incorporated	186,035	$ 16,278,063
Quaker Chemical Corporation	56,339	13,363,047
Westlake Chemical Corporation	115,064	10,366,116
		40,007,226
Containers & packaging: 1.40%
Crown Holdings Incorporated	152,544	15,591,522
Metals & mining: 1.29%
Steel Dynamics Incorporated	242,103	14,429,339
Real estate: 9.26%
Equity REITs: 9.26%
American Homes 4 Rent Class A	285,407	11,088,062
CoreSite Realty Corporation	112,707	15,170,362
Four Corners Property Trust Incorporated	290,937	8,032,771
Life Storage Incorporated	82,422	8,848,002
SBA Communications Corporation	57,017	18,171,318
Sun Communities Incorporated	136,091	23,325,997
VICI Properties Incorporated	609,060	18,893,041
		103,529,553
Total Common stocks (Cost $716,241,406)		1,097,852,519

Investment companies: 0.98%
Exchange-traded funds: 0.98%
SPDR S&P Biotech ETF	80,798	10,940,049
Total Investment companies (Cost $4,140,889)		10,940,049

		Yield
Short-term investments: 2.75%
Investment companies: 2.75%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	21,765,275	21,765,275
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	9,027,999	9,027,999
Total Short-term investments (Cost $30,793,274)				30,793,274
Total investments in securities (Cost $751,175,569)	101.99%			1,139,585,842
Other assets and liabilities, net	(1.99)			(22,277,080)
Total net assets	100.00%			$1,117,308,762

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

4  |  Wells Fargo Common Stock Fund

Portfolio of investments—June 30, 2021 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$14,083,400	$152,560,145	$(144,878,270)	$0	$0	$21,765,275		21,765,275	$110,250#
Wells Fargo Government Money Market Fund Select Class	1,768,345	275,968,354	(268,708,700)	0	0	9,027,999		9,027,999	1,931
				$0	$0	$30,793,274	2.75%		$112,181

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Wells Fargo Common Stock Fund  |  5

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management

6  |  Wells Fargo Common Stock Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$6,000,192	$0	$0	$6,000,192
Consumer discretionary	164,363,231	0	0	164,363,231
Consumer staples	31,989,182	0	0	31,989,182
Financials	126,152,030	0	0	126,152,030
Health care	131,695,918	0	0	131,695,918
Industrials	233,473,851	0	0	233,473,851
Information technology	230,620,475	0	0	230,620,475
Materials	70,028,087	0	0	70,028,087
Real estate	103,529,553	0	0	103,529,553
Investment companies	10,940,049	0	0	10,940,049
Short-term investments
Investment companies	30,793,274	0	0	30,793,274
Total assets	$1,139,585,842	$0	$0	$1,139,585,842
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Common Stock Fund  |  7